EMPLOYEE BENEFITS - Evolution of Share Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Number of options (in shares)
Balance at the beginning of year (in shares) | shares	546,827	643,957
Forfeited during the year (in shares) | shares	(500)	(2,750)
Exercised during the year (in shares) | shares	(145,630)	(94,380)
Balance at end of year (in shares) | shares	400,697	546,827
Weighted average exercise price (in usd per share)
Balance at the beginning of year (in usd per share) | $ / shares	$ 30.91	$ 31.79
Forfeited during the year (in usd per share) | $ / shares	32.36	22.20
Exercise price (in usd per share) | $ / shares	28.18	37.17
Balance at the end of year (in usd per share) | $ / shares	$ 31.36	$ 30.91